Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	PIMCO ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2015
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014